Investments Accounted for Using Equity Method - Summary of Investments Accounted for Using Equity Method (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Investments in associates	$ 2,732		$ 2,326
Investments in joint ventures	0		0
Investments accounted for using equity method	$ 2,732	$ 89	$ 2,326